Average Annual Total Returns - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIP Freedom Lifetime Income I Portfolio	Apr. 29, 2023
VIP Freedom Lifetime Income I Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(12.01%)
Past 5 years	1.88%
Past 10 years	3.59%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F0800
Average Annual Return:
Past 1 year	(11.35%)
Past 5 years	1.71%
Past 10 years	3.42%